[Shearman & Sterling LLP letterhead]

(416) 360-5138

March 31, 2005

BY EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
U.S.A.

Attention: Filing Desk

Barrick Gold Corporation
Report on Form 40-F

Dear Sir or Madam:

     Transmitted herewith is the Barrick Gold Corporation Report on Form 40-F, filed pursuant to the requirements of the Securities Exchange Act of 1934, as amended.

     Please do not hesitate to contact me at (416) 360-5138 should you have any questions.

Very truly yours,

/s/ Ramona Reece

Ramona Reece (Legal Assistant)

cc:	Jennifer Mazin
Carole Dagher
Shearman & Sterling LLP